Stockholders' equity and reserves (Details 1) - Renaissance Technologies LLC [Member]	Dec. 31, 2018 shares
Disclosure of Stockholders' Equity and Reserves [Line Items]
Number of shares outstanding	7,559,952
Number of Shares outstanding Percentage	1.26%